Appendix 2 Changes in the Scope of Consolidation - Summary of Companies Eliminated From the Scope of Consolidation (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	100.00%	100.00%
Percentage of indirect ownership	0.00%	0.00%
Total	100.00%	100.00%
Consolidation method	Full integration	Full integration
Central Eólica Canela S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	75.00%	75.00%
Total	75.00%	75.00%
Consolidation method	Full integration	Full integration
Centrales Hidroeléctricas de Aysén S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	51.00%	51.00%
Total	51.00%	51.00%
Consolidation method	Full integration	Full integration
Chilectra Inversud S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	100.00%	100.00%
Total	100.00%	100.00%
Consolidation method	Full integration	Full integration
Enel Distribución Chile S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	99.08%	99.08%
Percentage of indirect ownership	0.01%	0.01%
Total	99.09%	99.09%
Consolidation method	Full integration	Full integration
Compania Electrica Tarapaca S.A.
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	3.78%	3.78%
Percentage of indirect ownership	96.21%	96.21%
Total	99.99%	99.99%
Consolidation method	Full integration	Full integration
Empresa Electrica de Colina Ltda. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	100.00%	100.00%
Total	100.00%	100.00%
Consolidation method	Full integration	Full integration
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	92.65%	92.65%
Total	92.65%	92.65%
Consolidation method	Full integration	Full integration
Enel Generación Chile S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	59.98%	59.98%
Percentage of indirect ownership	0.00%	0.00%
Total	59.98%	59.98%
Consolidation method	Full integration	Full integration
Inversiones GasAtacama Holding Ltda. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	100.00%	100.00%
Total	100.00%	100.00%
Consolidation method	Full integration	Full integration
GasAtacama S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	100.00%	100.00%
Total	100.00%	100.00%
Consolidation method	Full integration	Full integration
GasAtacama Chile S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	100.00%	100.00%
Total	100.00%	100.00%
Consolidation method	Full integration	Full integration
Gasoducto TalTal S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	100.00%	100.00%
Total	100.00%	100.00%
Consolidation method	Full integration	Full integration
Gasoducto Atacama Argentina S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	100.00%	100.00%
Total	100.00%	100.00%
Consolidation method	Full integration	Full integration
GNL Norte S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	100.00%	100.00%
Total	100.00%	100.00%
Consolidation method	Full integration	Full integration
Servicios Informáticos e Inmobiliarios Ltda. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	99.00%	99.00%
Percentage of indirect ownership	1.00%	1.00%
Total	100.00%	100.00%
Consolidation method	Full integration	Full integration
Inmobiliaria Manso de Velasco Ltda. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	99.99%	99.99%
Percentage of indirect ownership	0.00%	0.00%
Total	99.99%	99.99%
Consolidation method	Full integration	Full integration
Luz Andes Ltda. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	100.00%	100.00%
Total	100.00%	100.00%
Consolidation method	Full integration	Full integration
Progas S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	100.00%	100.00%
Total	100.00%	100.00%
Consolidation method	Full integration	Full integration
Sociedad Agrícola de Cameros Ltda. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	57.50%	57.50%
Total	57.50%	57.50%
Consolidation method	Full integration	Full integration
Sociedad Concesionaria Túnel El Melón S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	100.00%	100.00%
Total	100.00%	100.00%
Consolidation method	Full integration	Full integration
Transmisora Electrica De Quillota Ltda [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	50.00%	50.00%
Total	50.00%	50.00%
Consolidation method	Full integration	Full integration
Electrogas S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	42.50%	42.50%
Total	42.50%	42.50%
Consolidation method	Equity method	Equity method
G N L Chile S A
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	33.33%	33.33%
Total	33.33%	33.33%
Consolidation method	Equity method	Equity method
GNL Quintero S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	20.00%	20.00%
Total	20.00%	20.00%
Consolidation method	Equity method	Equity method
Aysén Transmisión S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	51.00%	51.00%
Total	51.00%	51.00%
Consolidation method	Equity method	Equity method
Aysén Energía S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	51.00%	51.00%
Total	51.00%	51.00%
Consolidation method	Equity method	Equity method
Southern Cone Power Argentina S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	100.00%	100.00%
Total	100.00%	100.00%
Consolidation method	Full integration	Full integration
Electrica Cabo Blanco, S.A.C. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	80.00%	80.00%
Percentage of indirect ownership	20.00%	20.00%
Total	100.00%	100.00%
Consolidation method	Full integration	Full integration
Generandes Peru S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	100.00%	100.00%
Percentage of indirect ownership	0.00%	0.00%
Total	100.00%	100.00%
Consolidation method	Full integration	Full integration
Inversiones Distrilima S A
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	100.00%	100.00%
Percentage of indirect ownership	0.00%	0.00%
Total	100.00%	100.00%
Consolidation method	Full integration	Full integration
Emgesa Panama S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	48.48%	48.48%
Total	48.48%	48.48%
Consolidation method	Full integration	Full integration